Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended																																		1 Months Ended										1 Months Ended
	Sep. 19, 2012	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010	May 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2012 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2011 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2010 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2012 Five Largest Customers	Dec. 31, 2011 Five Largest Customers	Dec. 31, 2010 Five Largest Customers	Dec. 31, 2012 Twenty Five Largest Container Lessees	Dec. 31, 2011 Twenty Five Largest Container Lessees	Dec. 31, 2010 Twenty Five Largest Container Lessees	Dec. 31, 2011 Pre Tax	Dec. 31, 2011 After Tax	Dec. 31, 2012 Scenario Three Property	Dec. 31, 2011 Scenario Three Property	Dec. 31, 2010 Scenario Three Property	Dec. 31, 2012 Scenario Four Property	Dec. 31, 2011 Scenario Four Property	Dec. 31, 2012 Lease Rental Income	Dec. 31, 2011 Lease Rental Income	Dec. 31, 2010 Lease Rental Income	Dec. 31, 2012 Lease Rental Income Scenario Three Customer	Dec. 31, 2011 Lease Rental Income Scenario Three Customer	Dec. 31, 2012 Lease Rental Income Scenario Four Customer	Dec. 31, 2011 Lease Rental Income Scenario Four Customer	Dec. 31, 2010 Lease Rental Income Scenario Four Customer	Dec. 31, 2012 Total Fleet Lease Rental Income Customer	Dec. 31, 2011 Total Fleet Lease Rental Income Customer	Dec. 31, 2010 Total Fleet Lease Rental Income Customer	Dec. 31, 2012 Total Fleet Lease Rental Income One major lessee	Dec. 31, 2011 Total Fleet Lease Rental Income One major lessee	Dec. 31, 2010 Total Fleet Lease Rental Income One major lessee	Dec. 31, 2012 Total Fleet Lease Rental Income Customer B	Dec. 31, 2012 Total Fleet Lease Rental Income Non United States Customers	Dec. 31, 2011 Total Fleet Lease Rental Income Non United States Customers	Dec. 31, 2012 Operating Leases Maximum	Sep. 19, 2012 TL	Dec. 20, 2012 TL Person	Aug. 05, 2011 TL Person	Aug. 05, 2011 TL Minimum Person	Aug. 05, 2011 WFC Person	Aug. 05, 2011 TW Revolving Credit Facility	Aug. 05, 2011 TW Revolving Credit Facility Maximum	Dec. 20, 2012 Tap Funding Limited Person	Dec. 31, 2012 TMCL	Dec. 31, 2011 TMCL	Sep. 19, 2012 Halcon Resources Corporation	Sep. 19, 2012 Halcon Resources Corporation Before Initial Public Offering	Sep. 19, 2012 Halcon Resources Corporation After Initial Public Offering
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Issuance common stock	8,625,000																																										6,125,000										2,500,000
Common shares issued,public offering, value per share	$ 31.50
Proceed from issuance of common stock																																											$ 184,839,000										$ 75,424,000
Voting interest and ownership percentage in TGH after public offering																																																						60.00%	49.00%
Ownership percentage in TW Container Leasing, Ltd.																																												50.10%	25.00%		75.00%			49.90%
Number of board of directors seats																																												2	2		6			1
Number of required approvals from Company board of directors for any action by the board of directors																																														1
Aggregate maximum commitment amount					1,200,000,000																																											250,000,000
Percentage of book value of net investment in direct financing leases to be financed																																																	85.00%
Percentage of capital contributions																																													25.00%		75.00%
Percentage of ownership interests																																																			100.00%	100.00%
Cash and cash equivalents, original maturity period							3 months
Intangible assets, contract terms						11 years	13 years
Contracts term																																										5 years
Long term lease period						3 years	5 years
Foreign currency exchange (losses) gains		177,000	31,000	434,000
Estimated useful lives		12 years				3 years	7 years
Reduction in depreciation expense																		(9,522,000)	(9,279,000)
Depreciation expense per diluted share			$ 0.19
Asset impairment charges			1,213,000																	759,000	1,222,000	1,602,000	234,000	134,000
Number of containers held for use		0	554
Number of container held for sale																				1,771	1,268	4,244	652	324
Carrying value of containers held for sale		15,717,000	7,832,000																				890,000	173,000
Minimum likelihood of tax benefits being recognized		50.00%
Debt issuance cost		24,048,000	8,402,000	11,670,000
Amortization of debt issuance costs		11,700,000	8,101,000	4,399,000
Write off of unamortized debt issuance cost		1,463,000
Direct container expenses paid in various foreign currencies		9,073,000	6,614,000	8,796,000
Percentage of direct container expenses paid in various foreign currencies		36.00%	36.00%	34.00%
Number of foreign currencies used for expenses payment		18	18	18
Percentage of lease rental income												37.20%	34.80%	32.30%	77.30%	74.60%	76.70%								11.70%	12.30%	10.80%									12.00%	12.40%	11.10%	10.40%
Percentage of company's accounts receivable																									11.90%	20.60%														95.30%	95.80%
Number of customer accounted for over 10% of lease rental income																												1	1	0	0	0	0	0	0
Total fleet's leasing billing																																				71,200,000	68,400,000	52,700,000	61,500,000
Number of customers having containers on-hire																																	400
Percentage of company's finance lease receivable																																								99.70%	99.70%
Fair value of net investment in direct financing and sales-type leases		204,899,000	106,948,000
Net investment in direct financing and sales-type leases		216,887,000	110,196,000
Fair value of long-term debt		2,283,193,000	1,483,150,000
Long-term debt		2,261,702,000	1,509,191,000
Share-based compensation expense		7,968,000	6,177,000	5,457,000					7,968,000	6,177,000	5,457,000
Share option excluded from computation of diluted earnings per share		343,146	173,635	18,286
Notional amount of interest rate swaps and caps		1,060,837,000						1,060,837,000
Fair value of liability		10,819,000	16,110,000
Credit valuation adjustment		47,000	134,000
Unrealized (losses) gains on interest rate swaps and caps, net		$ 5,527,000	$ (3,849,000)	$ (4,021,000)